UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Quarter Ended: June 30, 2001
Check here if Amendment [  ];      Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     The Capital Management Corporation
Address:  9030 Stony Point Parkway, Suite 150
Richmond, Virginia 23235
13F File Number:  28-801-13252
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302
Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         August 15, 2001
[Signature]          [City, State]            [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total: 112
Form 13F Information Table Value Total: $128,961,747 (thousands) List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all
institutional
investment
managers with respect to which this report is filed, other than the manager
filing this
report.
[If there are no entries in this list, state "NONE" and omit the column
headings and list
entries.]
No.             13F File Number         Name
NONE

 6/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.
             PAGE   1


    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:
ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A
U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR
  (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD
MGRS    (A)SOLE    (B)SHARED         (C)NONE


AOL Time Warner, Incorporated    COMMON  00184A105      361,328         7,950     X    ALL
                 7,950
Abbott Labs                      COMMON  002824100    1,163,172        21,705     X    ALL
  21,705
Advanced Energy Industries, Inc. COMMON  007973100    1,444,281        44,100     X    ALL
               44,100
Alcoa, Inc.                      COMMON  013817101      829,715        21,150     X    ALL
21,150
Allegheny Energy, Inc.           COMMON  017361106      267,862         6,212     X    ALL
       6,212
American Electric Power          COMMON  025537101      225,000         5,000     X    ALL
          5,000
American Home Products Corp.     COMMON  02660910     3,633,683        60,250     X    ALL
                60,250
Amgen, Incorporated              COMMON  031162100    5,148,494        82,100     X    ALL
        82,100
Apache Corporation               COMMON  037411105    2,077,485        39,990     X    ALL
        39,990
Applied Materials, Inc.          COMMON  038222105      687,900        15,000     X    ALL
      15,000
AptarGroup Inc.                  COMMON  038336103    1,867,833        56,601     X    ALL
     56,601
Avnet, Inc.                      COMMON  053807103      889,903        37,250     X    ALL
37,250
BB & T Corporation               COMMON  054937107      820,991        22,243     X    ALL
        22,243
BP P.L.C. Spon ADR               COMMON  055622104      627,140        12,690     X    ALL
         12,690
Bank of America Corporation      COMMON  060505104      700,265        11,007     X    ALL
             11,007
Banc One Corporation             COMMON  06423A103      519,798        13,428     X    ALL
         13,428
Baxter Int'l Inc.                COMMON  07181310       637,440        12,800     X    ALL
12,800
Bed Bath & Beyond                COMMON  075896100    1,203,146        37,330     X    ALL
         37,330
BellSouth Corp.                  COMMON  079860102      461,701        11,344     X    ALL
   11,344
Berkshire Hathaway Class B       COMMON  084670207      645,176           281     X    ALL
             281
Biomet Incorporated              COMMON  090613100    3,253,246        67,008     X    ALL
       67,008
Bristol-Myers Squibb             COMMON  110122108    2,505,703        42,369     X    ALL
        42,369
C. H. Robinson Worldwide         COMMON  12541W100      550,427        17,900     X    ALL
              17,900
Capital One Financial Corp.      COMMON  14040H105      726,253        11,300     X    ALL
           11,300


TOTAL                                                31,247,942

 6/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.
             PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:
ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A
U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR
  (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD
MGRS    (A)SOLE    (B)SHARED         (C)NONE


The Cheesecake Factory, Inc.     COMMON  16307210       411,920        13,550     X    ALL
          13,550
Cisco System Inc.                COMMON  17275R102      893,729        46,500     X    ALL
     46,500
Clayton Homes Inc                COMMON  184190106      742,092        46,150     X    ALL
      46,150
Coca Cola Company                COMMON  191216100    1,517,738        34,030     X    ALL
          34,030
Cognex Corporation               COMMON  192422103      767,462        24,950     X    ALL
       24,950
Corning Incorporated             COMMON  219350105      294,018        18,775     X    ALL
       18,775
Costco Whsl Corporation          COMMON  22160K105    1,378,034        32,010     X    ALL
            32,010
Delphi Automotive Systems Corp.  COMMON  247126105      213,727        13,064     X    ALL
                 13,064
DENTSPLY Int'l. Inc.             COMMON  249030107      462,935        10,450     X    ALL
        10,450
Diebold Inc,                     COMMON  253651103      812,475        23,550     X    ALL
23,550
Dominion Resources, Inc.  VA     COMMON  25746U109      658,134        10,880     X    ALL
               10,880
E. I. duPont deNemours Co., Inc. COMMON  263534109      871,601        20,355     X    ALL
              20,355
Duke Energy Corp                 COMMON  264399106      254,826         6,600     X    ALL
      6,600
Electronic Data Systems Corp.    COMMON  285661104      706,885        11,071     X    ALL
             11,071
Emerson Electric Company         COMMON  29101110     1,448,225        25,248     X    ALL
            25,248
Exxon Mobil Corp.                COMMON  30231G102    4,896,111       117,244     X    ALL
         117,244
Fastenal Co.                     COMMON  311900104    2,491,031        38,031     X    ALL
 38,031
Freddie Mac  (Voting Shares)     COMMON  313400301      372,998         5,450     X    ALL
            5,450
First Union                      COMMON  337358105      629,589        17,785     X    ALL
17,785
First Virginia Bank              COMMON  337477103      602,687        12,593     X    ALL
    12,593
FleetBoston Financial Corp.      COMMON  339030108      240,128         6,400     X    ALL
           6,400
Fortune Brands Inc.              COMMON  349631101      219,721         6,000     X    ALL
     6,000
General Electric                 COMMON  369604103    5,269,635       121,141     X    ALL
   121,141
Georgia Pac Corp Timber Group    COMMON  373298702      662,764        18,405     X    ALL
                18,405


TOTAL                                                26,818,465

 6/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.
             PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:
ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A
U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR
  (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD
MGRS    (A)SOLE    (B)SHARED         (C)NONE


GlaxoSmithKline PLC ADR          COMMON  37733W105      719,112        12,450     X    ALL
                 12,450
HCC Insurance                    COMMON  404132102      349,988        15,250     X    ALL
    15,250
Harley-Davidson Inc              COMMON  412822108      598,676        11,600     X    ALL
       11,600
Harte Hanks, Inc.                COMMON  416196108    1,068,902        45,350     X    ALL
    45,350
Health Management Assoc CL A     COMMON  421933102      796,328        40,300     X    ALL
                  40,300
Hewlett Packard Co.              COMMON  42823610       416,779        16,901     X    ALL
      16,901
Home Depot Inc.                  COMMON  43707610       778,727        15,460     X    ALL
    15,460
INTEL Corporation                COMMON  45814010     4,522,178       151,700     X    ALL
       151,700
International Business Machines  COMMON  459200101      516,581         4,910     X    ALL
             4,910
Johnson & Johnson, Inc.          COMMON  478160104    2,225,566        41,138     X    ALL
          41,138
Kimberly Clark Corporation       COMMON  494368103    1,514,173        24,900     X    ALL
             24,900
LandAmerica Financial Group      COMMON  514936103      218,400         6,825     X    ALL
              6,825
Estee Lauder                     COMMON  518439104      510,195        12,900     X    ALL
 12,900
Eli Lilly & Company              COMMON  53245710     1,151,543        14,525     X    ALL
       14,525
Linear Technology Corporation    COMMON  535678106    1,257,283        28,850     X    ALL
               28,850
Littelfuse, Inc.                 COMMON  537008104    1,043,137        36,550     X    ALL
 36,550
Lowes Companies Inc.             COMMON  54866110     2,160,988        56,600     X    ALL
         56,600
Lucent Technologies              COMMON  549463107      114,685        17,117     X    ALL
       17,117
Manulife Financial Corporation   COMMON  56501R106      259,397         8,595     X    ALL
              8,595
Markel Corporporation            COMMON  570535104    5,028,876        24,845     X    ALL
          24,845
Medtronic Inc.                   COMMON  58505510     2,728,113        56,800     X    ALL
  56,800
Merck & Company,                 COMMON  589331107    1,118,273        16,450     X    ALL
         16,450
Microsoft Corp.                  COMMON  594918104      512,978         7,750     X    ALL
   7,750
Minnesota Mining & Manufacturing COMMON  604059105      827,912         7,400     X    ALL
                   7,400


TOTAL                                                30,438,790

 6/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.
             PAGE   4


    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:
ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A
U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR
  (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD
MGRS    (A)SOLE    (B)SHARED         (C)NONE


Molex, Incorporated              COMMON  608554101      386,483        11,235     X    ALL
      11,235
Molex, Inc. Class A (Non-Voting) COMMON  608554200      937,942        33,378     X    ALL
               33,378
National Commerce Financial Corp COMMON  63545P104      550,802        20,943     X    ALL
                  20,943
Nokia Corp. Sponsored ADR        COMMON  654902204    1,386,252        63,560     X    ALL
               63,560
Norfolk Southern                 COMMON  655844108      390,408        19,404     X    ALL
    19,404
North Fork Bancorporation, Inc.  COMMON  659424105    1,083,496        33,400     X    ALL
              33,400
Omnicare, INC.                   COMMON  681904108      585,632        23,175     X    ALL
    23,175
Oracle Systems Corp.             COMMON  68389X105    2,448,649       135,434     X    ALL
         135,434
Outback Steakhouse, Incorporated COMMON  689899102      997,674        34,750     X    ALL
               34,750
Pall Corporation                 COMMON  69642930       509,408        21,314     X    ALL
  21,314
Pepsico Inc.                     COMMON  713448108    2,341,530        50,215     X    ALL
 50,215
Pfizer, Inc.                     COMMON  717081103    2,881,856        69,914     X    ALL
69,914
Pharmacia Corporation            COMMON  71713U102      758,986        17,010     X    ALL
         17,010
Philip Morris Cos.               COMMON  718154107    5,459,962       119,999     X    ALL
     119,999
Post Properties (REIT)           COMMON  737464107      267,188         7,125     X    ALL
       7,125
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      280,144         6,550     X    ALL
                6,550
Progressive Corp.                COMMON  743315103      283,101         2,100     X    ALL
    2,100
Robert Half International        COMMON  770323103      797,130        30,600     X    ALL
        30,600
Royal Dutch Petroleum Co.        COMMON  780257804      591,600        10,200     X    ALL
            10,200
SPSS, Incorporated               COMMON  78462K102      330,101        17,950     X    ALL
       17,950
Schering Plough Corporation      COMMON  806605101      597,467        15,300     X    ALL
            15,300
Schlumberger LTD.                COMMON  806857108      540,730        10,060     X    ALL
       10,060
ServiceMaster Co., Inc.          COMMON  81760N109      796,717        65,412     X    ALL
        65,412
Southern Company                 COMMON  842587107      504,075        21,450     X    ALL
       21,450


TOTAL                                                25,707,333

 6/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.
             PAGE   5


    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:
ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A
U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR
  (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD
MGRS    (A)SOLE    (B)SHARED         (C)NONE


Suntrust Banks, Inc.             COMMON  86791410     1,517,960        21,920     X    ALL
     21,920
Texaco, Inc.                     COMMON  881694103      632,530         9,134     X    ALL
9,134
Texas Instruments, Inc.          COMMON  882508104    1,154,025        33,450     X    ALL
        33,450
United Dominion Realty Trust     COMMON  910197102      208,068        14,862     X    ALL
             14,862
United Parcel Service Class B    COMMON  911312106    2,043,050        35,950     X    ALL
             35,950
United Technologies              COMMON  913017109      234,880         3,200     X    ALL
       3,200
Veritas Software                 COMMON  923436109      721,312        17,008     X    ALL
   17,008
Verizon Communications           COMMON  92343V104      836,998        15,457     X    ALL
             15,457
Vodafone Group PLC               COMMON  92857W100    3,891,341       180,572     X    ALL
            180,572
Wachovia Corporation             COMMON  92977110       402,426         5,660     X    ALL
        5,660
Washington Mutual                COMMON  939322103      976,937        24,110     X    ALL
       24,110
Westvaco Corp.                   COMMON  961548104      267,655         9,950     X    ALL
    9,950
Wm. Wrigley Jr. Co.              COMMON  982526105      542,131        10,860     X    ALL
       10,860
X-Rite Inc.                      COMMON  983857103      617,625        67,500     X    ALL
67,500
XEROX Corporation                COMMON  984121103      125,565        15,735     X    ALL
         15,735
Zebra Technologies Corporation   COMMON  989207105      576,714        13,650     X    ALL
              13,650


TOTAL                                                14,749,217


GRAND TOTAL                                         128,961,747
